DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,063,901	$ 1,138,302
Less: current portion of long-term debt and short-term debt	(159,739)	(180,065)
Long-term debt	$ 904,162	$ 958,237